Net (Loss) Income Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Basic and Dilutive Net (loss) Income Per Share [Abstract]
Schedule of Basic and Dilutive Net (loss) Income Per Share	Basic and dilutive net (loss) income per share is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Net (loss) income available to common shareholders (numerator)	$(8,971,360)	$10,613	$(17,791,065)	$3,918,735

Weighted-average number of common shares (denominator)	17,327,652	16,708,776	17,090,140	16,689,537

Basic (loss) income per common share	$(0.52)	$0.00	$(1.04)	$0.23

Weighted-average number of common shares	17,327,652	16,708,776	17,090,140	16,689,537
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s	-	6,710,950	-	6,818,731
Total shares-diluted (denominator)	17,327,652	23,419,726	17,090,140	23,508,268

Diluted (loss) income per common share	$(0.52)	$0.00	$(1.04)	$0.17

Anti-dilutive weighted shares excluded from the calculation of diluted (loss) income per common share	5,312,033	58,800	6,236,531	51,370
Basic and dilutive earnings per share is as follows:

	2025	2024
Net (loss) income available to common shareholders (numerator)	$(6,580,912)	$31,030,713

Weighted-average number of common shares (denominator)	16,728,783	16,368,429

Basic (loss) earnings per common share	$(0.39)	$1.90

Weighted-average number of common shares	16,728,783	16,368,429
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s	-	5,329,956
Total shares-diluted (denominator)	16,728,783	21,698,384

Diluted (loss) earnings per common share	$(0.39)	$1.43

Anti-dilutive weighted shares excluded from the calculation of earnings per common share	6,672,524	-